MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES	12 Months Ended
Dec. 31, 2020
Restructuring provision [abstract]
MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES	MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES
The following table describes the charges incurred by the Company which are included in the Company’s consolidated earnings for each of the years in the three-year period ended December 31, 2020 under the caption manufacturing facility closures, restructuring and other related charges:

	2020	2019	2018
	$	$	$
Impairment of property, plant and equipment, net	—	669	4,839
Equipment relocation	38	156	—
Revaluation and impairment of inventories, net	596	130	1,297
Termination benefits and other labor related costs, net	3,389	1,874	1,043
Restoration and idle facility costs, net	270	1,978	268
Professional fees, net	40	393	31
Other (recoveries) costs	(5)	(64)	(418)
	4,328	5,136	7,060
Charges incurred during the year ended December 31, 2020 were mainly the result of employee restructuring initiatives which began in the second quarter in response to COVID-19 uncertainties. Charges incurred were composed of $3.7 million in cash charges mainly related to termination benefits, restoration and ongoing idle facility costs and $0.6 million in non-cash impairments of inventory.

Charges incurred during the year ended December 31, 2019 were mainly the result of the Montreal, Quebec manufacturing facility closure at the end of 2019 and the Johnson City, Tennessee manufacturing facility closure at the end of 2018. Charges incurred were composed of $4.3 million in cash charges mainly related to termination benefits, restoration and ongoing idle facility costs and $0.8 million in non-cash impairments of property, plant and equipment and inventory.

Charges incurred during the year ended December 31, 2018 were mainly the result of the Johnson City, Tennessee manufacturing facility closure and were composed of $6.1 million of non-cash impairments of property, plant and equipment and inventory as well as $0.9 million in cash charges mainly related to termination benefits and other labor related costs.

As of December 31, 2020, restructuring provisions of $3.6 million are included in provisions ($2.0 million in 2019). Refer to Note 16 for more information on provisions.